EXPLANATORY NOTE

The sole purpose of this filing is to file revised risk/return summary information for the KP Retirement Path 2050 Fund and KP Retirement Path 2060 Fund, as electronically filed with the SEC pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on May 5, 2017 (SEC Accession No. 0001135428-17-000470), in interactive data format.